Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust III
Prospectus Date	rr_ProspectusDate	Jun. 10, 2013
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2013